Credit Facilities, Subordinated – Related Parties (Details) - Schedule of credit facilities with related parties	Dec. 31, 2020 USD ($)
Line of Credit Facility [Line Items]
Total	$ 150,000
Less: current portion	(150,000)
Credit facilities, long-term
Second Credit Facility [Member]
Line of Credit Facility [Line Items]
Second Credit Facility	$ 150,000